SEGMENT REPORT (Tables)	12 Months Ended
Dec. 31, 2013
SEGMENT REPORT [Abstract]
Schedule of Segment Report

	For the year ended December 31,
	2012				2013
	RMB				RMB
	Manufacturing	Solar projects	Elimination(1)	Total	Manufacturing	Solar projects	Elimination	Total
Revenues	4,909,005,407	1,607,066	(115,844,024)	4,794,768,449	7,369,293,690	76,719,737	(367,174,912)	7,078,838,515
Gross profit/(loss)	237,322,339	(3,986,799)	(1,098,425)	232,237,115	1,440,916,302	45,863,937	(49,428,832)	1,437,351,407
Interest expense, net	(221,719,806)	-	-	(221,719,806)	(209,340,372)	(14,036,530)	-	(223,376,902)
Loss/(Income) before income taxes	(1,526,557,907)	(25,061,043)	(1,098,425)	(1,552,717,375)	282,959,050	19,467,078	(68,786,825)	233,639,303

	As of December 31,
	2012				2013
	RMB				RMB
	Manufacturing	Solar projects	Elimination(2)	Total	Manufacturing	Solar projects	Elimination	Total
Total assets	7,719,329,082	798,992,874	(146,001,635)	8,372,320,321	10,309,643,591	2,218,556,658	(1,916,975,178)	10,611,225,071

(1) Elimination refers to the elimination of revenue and profit from the sale of solar modules from the manufacturing segment to the solar project segment.

(2) Elimination refers to the elimination of unsettled receivables of the manufacturing segment and unsettled payables of the solar projects segment resulting from the above sales of solar modules.